RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - C. Mer Industries Ltd. [Member] - USD ($) $ in Thousands	Dec. 31, 2022	[1]	Dec. 31, 2021
Related Party Transaction [Line Items]
Accrued expenses			$ 202
Trade payables			$ 466

[1]	As of December 31, 2022, C.Mer, Orbit and Euclid are not considered related parties to the Company.